Note 7 - Accrued Expenses (Details) - Summary of Accrued Expenses - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Summary of Accrued Expenses [Abstract]
Accrued payroll expenses	$ 319,443	$ 218,887
Accrued interest	153,102	96,894
Accrued general and administrative expenses	112,570	181,593
Accrued commissions	36,189	94,778
Other accrued expenses	581,766	468,645
Total	$ 1,203,070	$ 1,060,797